Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues, net	$ 141,433,641	$ 88,971,787	$ 72,731,706
Cost of revenues	102,567,896	65,562,563	53,098,552
Gross profit	38,865,745	23,409,224	19,633,154
Operating expenses:
Selling, general & administrative expenses	21,329,908	14,766,524	11,082,106
Total operating expenses	21,329,908	14,766,524	11,082,106
Income from operations	17,535,837	8,642,700	8,551,048
Interest expense	(404,958)	(1,609)	(50,383)
Government grants	1,709,297	1,885,340	801,125
Other income	552,205	175,995	479,387
Other expense	(124,370)	(331,641)	(55,003)
Total other income	1,732,174	1,728,085	1,175,126
Income before provision for income taxes	19,268,011	10,370,785	9,726,174
Income tax provision	2,966,880	1,255,654	1,448,923
Net income	16,301,131	9,115,131	8,277,251
Less: net income attributable to noncontrolling interest	208,593	341,672
Net income attributable to China Customer Relations Centers, Inc.	16,092,538	8,773,459	8,277,251
Comprehensive income
Net income	16,301,131	9,115,131	8,277,251
Other comprehensive income (loss)
Foreign currency translation adjustment	(2,741,283)	2,141,796	(1,537,534)
Total Comprehensive income	13,559,848	11,256,927	6,739,717
Less: Comprehensive income attributable to noncontrolling interest	140,467	401,324
Comprehensive income attributable to China Customer Relations Centers, Inc.	$ 13,419,381	$ 10,855,603	$ 6,739,717
Earnings per share attributable to China Customer Relations Centers, Inc.
Basic	$ 0.88	$ 0.48	$ 0.45
Diluted	$ 0.88	$ 0.48	$ 0.45
Weighted average common shares outstanding
Basic	18,329,600	18,329,600	18,329,600
Diluted	18,329,600	18,329,600	18,329,600